Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Contract Liabilities
Schedule of contract liabilities

	Unfavourable	Unfavourable	Total
	contract rights	contract rights	Contract
(U.S. Dollars in thousands)	Tuva Knutsen	Live Knutsen	liabilities
Contract liabilities, December 31, 2023	$—	$—	$—
Additions	(27,628)	—	(27,628)
Amortization for the period	963	—	963
Contract liabilities, December 31, 2024	(26,665)	—	(26,665)
Additions	—	(24,463)	(24,463)
Amortization for the period	1,205	1,039	2,244
Contract liabilities, June 30, 2025	$(25,460)	$(23,424)	$(48,884)

Partnership Outstanding Contract Liabilities Table text Block

(U.S. Dollars in thousands)
2025 (excluding the six months ended June 30, 2025)	$(2,764)
2026	(5,529)
2027	(5,529)
2028	(5,529)
2029 and thereafter	(29,533)
Total	$(48,884)